Cumulative Credit Impairments on Fixed-maturity Securities (Parenthetical) (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Than Temporary Impairment Losses Recognized [Line Items]
Net impairment losses recognized in realized investment gains, net	$ 105,418	$ 21,286	$ 58,975	$ 6,445	$ 15,048